Additional Notes - Summary of Contingent Liabilities (Details) - Contingent liabilities [member] $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of contingent liabilities [line items]
Milestone payment		$ 236.5		€ 221,730,000
Deferred income from Obligations to Royalty Pharma	€ 866,500,000
Contingent liabilities incurred in relation to interests in associates			€ 223,800,000